Financial Risk Management - Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments (Detail) - Price Risk [member] $ in Millions	12 Months Ended
Dec. 31, 2020 ARS ($)
Positive variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	10.00%
Income / (loss) for the year ended December 31, 2020	$ 4,447
Negative variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	(10.00%)
Income / (loss) for the year ended December 31, 2020	$ (4,447)